Employee benefits - Overfunded pension plans - Assets by category (Details) - Overfunded pension plans - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets by category
International investments	$ 25	$ 24
Real estate	339	365
Loans to participants	160	224
Total	6,083	6,699
Funds not related to risk plans	(1,346)	(1,871)
Fair value of plan assets at end of year	4,737	4,828
Corporate
Assets by category
Debt securities	47	72
Government
Assets by category
Debt securities	2,447	2,757
Fixed income
Assets by category
Investments funds	2,441	2,515
Investments in equity securities
Assets by category
Investments funds	450	531
Private Equity funds
Assets by category
Structured investments	159	196
Real estate funds
Assets by category
Structured investments	15	15
Level 1
Assets by category
International investments	25	24
Total	5,363	5,827
Level 1 | Government
Assets by category
Debt securities	2,447	2,757
Level 1 | Fixed income
Assets by category
Investments funds	2,441	2,515
Level 1 | Investments in equity securities
Assets by category
Investments funds	450	531
Level 2
Assets by category
Total	47	72
Level 2 | Corporate
Assets by category
Debt securities	47	72
Level 3
Assets by category
Real estate	339	365
Loans to participants	160	224
Total	673	800	$ 780
Level 3 | Private Equity funds
Assets by category
Structured investments	159	196
Level 3 | Real estate funds
Assets by category
Structured investments	$ 15	$ 15